Debt (Holding Company PIK Notes and Parent Company PIK Term Loan) (Details) - USD ($)	6 Months Ended		11 Months Ended		12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Apr. 30, 2015	Apr. 30, 2014	May. 31, 2014	May. 31, 2013
Debt Instrument [Line Items]
Proceeds from issuance of debt	$ 495,000,000		$ 2,019,700,000	$ 3,487,700,000	$ 3,487,700,000	$ 2,778,900,000
Repayments on long-term debt	$ 17,100,000	$ 71,600,000	$ 1,932,500,000	$ 3,457,500,000	$ 3,457,500,000	$ 2,847,200,000
Payment in Kind (PIK) Note [Member]
Debt Instrument [Line Items]
Date of original borrowings			Mar. 02, 2007
Stated interest rates			13.375%
Outstanding balance			$ 0
Potential reduction in fixed rate of interest			0.50%
HoldCo[Member]
Debt Instrument [Line Items]
Distribution to equityholders			$ 565,500,000
HoldCo[Member] | Payment in Kind (PIK) Note [Member]
Debt Instrument [Line Items]
Repayments on long-term debt			$ 166,800,000
HoldCo Notes [Member]
Debt Instrument [Line Items]
Date of original borrowings	Apr. 08, 2014		Apr. 08, 2014
Original amounts borrowed	$ 750,000,000		$ 750,000,000
Proceeds from issuance of debt			$ 737,800,000
Maturity date	May 01, 2021		May 01, 2021
Debt Instrument, Frequency of Periodic Payment	semi-annually in arrears		semi-annually in arrears
Proceeds from Debt, Net of Issuance Costs	$ 737,800,000
Outstanding balance			$ 750,000,000
HoldCo Notes [Member] | Cash Interest [Member]
Debt Instrument [Line Items]
Stated interest rates	7.125%		7.125%
HoldCo Notes [Member] | PIK Interest [Member]
Debt Instrument [Line Items]
Stated interest rates	7.875%		7.875%